Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Villas [Member]
Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities [Line Items]
Discount rate at commencement	4.1239%	4.1239%
One year
Two years	776,385	766,242
Three years
Four years
Five years
Beyond five years	1,793,450	1,770,020
Total undiscounted cash flows	2,569,835	2,536,262
Total operating lease liabilities	2,018,072	1,951,867
Difference between undiscounted cash flows and discounted cash flows	$ 551,763	$ 584,395
Base station tower [Member]
Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities [Line Items]
Discount rate at commencement	3.1365%	3.1365%
One year	$ 31,369	$ 61,918
Two years	31,369	30,959
Three years	31,369	30,959
Four years	31,369	30,959
Five years	31,369	30,959
Beyond five years	62,738	123,836
Total undiscounted cash flows	219,583	309,590
Total operating lease liabilities	194,938	282,488
Difference between undiscounted cash flows and discounted cash flows	$ 24,645	27,102
Total undiscounted cash flows [Member]
Operating Lease Liabilities (Details) - Schedule of maturity analysis of operating lease liabilities [Line Items]
Discount rate at commencement
One year	$ 31,369	30,959
Two years	807,754	797,201
Three years	31,369	30,959
Four years	31,369	30,959
Five years	31,369	30,959
Beyond five years	1,856,188	1,862,897
Total undiscounted cash flows	2,789,418	2,783,934
Total operating lease liabilities	2,213,010	2,234,355
Difference between undiscounted cash flows and discounted cash flows	$ 576,408	$ 549,579